Note 21 - Segmented Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
21.
       Segmented information

Operating segments
The Company has
two
reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services. The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization. FirstService Residential provides property management and related property services to residential communities in North America. FirstService Brands provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office. The reportable segment information excludes intersegment transactions.

2019	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,411,998	$995,412	$-	$2,407,410
Depreciation and amortization	25,628	53,886	43	79,557
Operating earnings (loss)	104,706	60,586	(339,711)	(174,419)
Other income, net				6,015
Interest expense, net				(32,080)
Income taxes				(27,147)

Net earnings				$(227,631)

Total assets	$625,310	$1,323,024	$7,135	$1,955,469
Total additions to long lived assets	112,482	636,555	308	749,345

2018	FirstService	FirstService
	Residential	Brands	Corporate	Consolidated

Revenues	$1,254,840	$676,633	$-	$1,931,473
Depreciation and amortization	23,045	29,686	41	52,772
Operating earnings (loss)	89,043	54,988	(16,463)	127,568
Other expense, net				254
Interest expense, net				(12,620)
Income taxes				(24,922)

Net earnings				$90,280

Total assets	$474,837	$525,850	$6,787	$1,007,474
Total additions to long lived assets	31,548	90,592	-	122,140

Geographic information
Revenues in each geographic region are reported by customer locations.

	2019	2018

United States
Revenues	$2,184,789	$1,822,688
Total long-lived assets	1,022,721	539,645

Canada
Revenues	$222,621	$108,785
Total long-lived assets	252,788	42,410

Consolidated
Revenues	$2,407,410	$1,931,473
Total long-lived assets	1,275,509	582,055